SunAmerica Asset Management, LLC
Harborside 5
185 Hudson Street, Suite 3300
Jersey City NJ 07311

201.324.6378
201.324.6364 Fax
edward.gizzi@aig.com

Edward J. Gizzi
Assistant General Counsel

May 1, 2018

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	SunAmerica Series Trust (the “Registrant”)

  File Numbers 33-52742 and 811-07238

  CIK Number 0000892538

Ladies and Gentlemen:

On behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has elected to file this certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its registration statement on Form N-1A (the “Amendment”), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that:

The form of Prospectus and the Statement of Additional Information dated May 1, 2018 with respect to the SA American Funds® Asset Allocation Portfolio, SA American Funds® Global Growth Portfolio, SA American Funds® Growth Portfolio, SA American Funds® Growth-Income Portfolio and the SA American Funds® VCP Managed Asset Allocation Portfolio, that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from those filed as part of Post-Effective Amendment No. 106 to the Trust’s Registration Statement on Form N-1A on April 20, 2018. That Post-Effective Amendment became effective on April 30, 2018, pursuant to Rule 485(b) under the 1933 Act. The text of the most recent amendment to the Registrant’s registration statement has been filed electronically.

The Registrant’s forms of Prospectus and Statement of Additional Information listed in Appendix A will be filed on May 1, 2018 under separate cover pursuant to Rule 497(c) under the 1933 Act.

Should you have any questions or comments concerning the enclosed materials, please call the undersigned at (201) 324-6378.

Very truly yours,

/s/ EDWARD J. GIZZI
Edward J. Gizzi

Enclosures

cc:	Kathleen Fuentes, Esq., SunAmerica Asset Management, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

Appendix A

Prospectus dated May 1, 2018 with respect to Class 1, Class 2 and Class 3 shares of the SA AB Growth Portfolio, SA AB Small & Mid Cap Value Portfolio, SA BlackRock VCP Global Multi Asset Portfolio, SA Boston Company Capital Growth, SA Columbia Technology Portfolio, SA DFA Ultra Short Bond Portfolio, SA Dogs of Wall Street Portfolio, SA Emerging Markets Equity Index, SA Federated Corporate Bond Portfolio, SA Fidelity Institutional AM Real Estate Portfolio, SA Fixed Income Index Portfolio, SA Fixed Income Intermediate Index Portfolio, SA Franklin Small Company Value Portfolio, SA Global Index Allocation 60/40 Portfolio, SA Global Index Allocation 75/25 Portfolio, SA Global Index Allocation 90/10 Portfolio, SA Goldman Sachs Global Bond Portfolio, SA Goldman Sachs Multi-Asset Insights Portfolio, SA Index Allocation 60/40 Portfolio, SA Index Allocation 80/20 Portfolio, SA Index Allocation 90/10 Portfolio, SA International Index Portfolio, SA Invesco Growth Opportunities Portfolio, SA Invesco VCP Equity-Income Portfolio, SA Janus Focused Growth Portfolio, SA JPMorgan Diversified Balanced Portfolio, SA JPMorgan Emerging Market Portfolio, SA JPMorgan Equity-Income Portfolio, SA JPMorgan Global Equities Portfolio, SA JPMorgan MFS Core Bond Portfolio, SA JPMorgan Mid-Cap Growth Portfolio, SA Large Cap Growth Index Portfolio, SA Large Cap Index Portfolio, SA Large Cap Value Index Portfolio, SA Legg Mason BW Large Cap Value Portfolio, SA Legg Mason Tactical Opportunities Portfolio, SA MFS Blue Chip Growth Portfolio, SA MFS Massachusetts Investors Trust Portfolio, SA MFS Telecom Utility Portfolio, SA MFS Total Return Portfolio, SA Mid Cap Index Portfolio, SA Morgan Stanley International Equities Portfolio, SA Oppenheimer Main Street Large Cap Portfolio, SA PIMCO VCP Tactical Balanced Portfolio, SA PineBridge High-Yield Bond Portfolio, SA Putnam International Growth and Income Portfolio, SA Schroders VCP Global Allocation Portfolio, SA Small Cap Index Portfolio, SA T. Rowe Price Asset Allocation Growth Portfolio, SA T. Rowe Price VCP Balanced Portfolio, SA Templeton Foreign Value Portfolio, SA VCP Dynamic Allocation Portfolio, SA VCP Dynamic Strategy Portfolio, SA VCP Index Allocation Portfolio, SA WellsCap Aggressive Growth Portfolio and SA WellsCap Fundamental Growth Portfolio.

Statement of Additional Information dated May 1, 2018 with respect to SA AB Growth Portfolio, SA AB Small & Mid Cap Value Portfolio, SA BlackRock VCP Global Multi Asset Portfolio, SA Boston Company Capital Growth, SA Columbia Technology Portfolio, SA DFA Ultra Short Bond Portfolio, SA Dogs of Wall Street Portfolio, SA Emerging Markets Equity Index, SA Federated Corporate Bond Portfolio, SA Fidelity Institutional AM Real Estate Portfolio, SA Fixed Income Index Portfolio, SA Fixed Income Intermediate Index Portfolio, SA Franklin Small Company Value Portfolio, SA Global Index Allocation 60/40 Portfolio, SA Global Index Allocation 75/25 Portfolio, SA Global Index Allocation 90/10 Portfolio, SA Goldman Sachs Global Bond Portfolio, SA Goldman Sachs Multi-Asset Insights Portfolio, SA Index Allocation 60/40 Portfolio, SA Index Allocation 80/20 Portfolio, SA Index Allocation 90/10 Portfolio, SA International Index Portfolio, SA Invesco Growth Opportunities Portfolio, SA Invesco VCP Equity-Income Portfolio, SA Janus Focused Growth Portfolio, SA JPMorgan Diversified Balanced Portfolio, SA JPMorgan Emerging Market Portfolio, SA JPMorgan Equity-Income Portfolio, SA JPMorgan Global Equities Portfolio, SA JPMorgan MFS Core Bond Portfolio, SA JPMorgan Mid-Cap Growth Portfolio, SA Large Cap Growth Index Portfolio, SA Large Cap Index Portfolio, SA Large Cap Value Index Portfolio, SA Legg Mason BW Large Cap Value Portfolio, SA Legg Mason Tactical Opportunities Portfolio, SA MFS Blue Chip Growth Portfolio, SA MFS Massachusetts Investors Trust Portfolio, SA MFS Telecom Utility Portfolio, SA MFS Total Return Portfolio, SA Mid Cap Index Portfolio, SA Morgan Stanley International Equities Portfolio, SA Oppenheimer Main Street Large Cap Portfolio, SA PIMCO VCP Tactical Balanced Portfolio, SA PineBridge High-Yield Bond Portfolio, SA Putnam International Growth and Income Portfolio, SA Schroders VCP Global Allocation Portfolio, SA Small Cap Index Portfolio, SA T. Rowe Price Asset Allocation Growth Portfolio, SA T. Rowe Price VCP Balanced Portfolio, SA Templeton Foreign Value Portfolio, SA VCP Dynamic Allocation Portfolio, SA VCP Dynamic Strategy Portfolio, SA VCP Index Allocation Portfolio, SA WellsCap Aggressive Growth Portfolio and SA WellsCap Fundamental Growth Portfolio.

Prospectus dated May 1, 2018 with respect to Class 1 shares of the SA JPMorgan Diversified Balanced Portfolio and SA WellsCap Aggressive Growth Portfolio

Prospectus dated May 1, 2018 with respect Class 3 shares of the SA DFA Ultra Short Bond Portfolio.